Investments in associates (Tables)	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates

A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2018			2017
Million US dollar	AB InBev Efes	Castel	Efes	Castel	Efes
Balance at 1 January	—	3 480	694	2 793	750
Effect of movements in foreign exchange	—	(213)	(194)	356	(54)
Acquisitions	1 157	—	—	—	—
Dividends received	—	(98)	(11)	(23)	—
Share of results of associates	2	110	(10)	354	(2)

Balance at end of period	1 159	3 279	479	3 480	694

Summarized Financial Information of the Company's Material Associates

Summarized financial information of the company’s material associates is as follows:

	2018			2017
Million US dollar	AB InBev Efes	Castel	Efes	Castel	Efes
Current assets	275	4 193	2 888	4 894	2 415
Non-current assets	664	4 291	6 463	3 912	5 243
Current liabilities	556	1 643	2 233	1 724	1 106
Non-current liabilities	—	635	2 207	857	2 494
Non-controlling interests	—	939	2 297	879	1 520

Net assets	383	5 267	2 614	5 346	2 538
Revenue	1 081	5 786	3 816	5 447	3 415
Profit (loss)	4	921	(43)	746	(7)
Other comprehensive income (loss)	—	(254)	1 536	(94)	553
Total comprehensive income (loss)	4	667	1 493	652	546